Convertible Preferred Stock - Schedule of Three Classes of Convertible Preferred Stock Before Combination (Details) - Pre Combination Astra	Dec. 31, 2021 $ / shares shares
Preferred stock, shares outstanding | shares	186,977,448
Series A Preferred Stock [Member]
Preferred stock, shares outstanding | shares	65,780,540
Liquidation Price Per Share	$ 0.243233
Annual Noncumulative Dividend Rights Per Share	0.019459
Conversion Price Per Share	$ 0.243233
Series B Preferred Stock [Member]
Preferred stock, shares outstanding | shares	70,713,123
Liquidation Price Per Share	$ 1.333008
Annual Noncumulative Dividend Rights Per Share	0.106640
Conversion Price Per Share	$ 1.333008
Series C Preferred Stock [Member]
Preferred stock, shares outstanding | shares	50,483,785
Liquidation Price Per Share	$ 6.620970
Annual Noncumulative Dividend Rights Per Share	0.529680
Conversion Price Per Share	$ 6.620970